UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    aAd Capital Management, L.P.
Address: 420 Stevens Avenue, Suite 210
         Solana Beach, CA  92075

13F File Number:  28-12436

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Meredith Hooke
Title:     Director of Trading and Client Services
Phone:     858-350-1077

Signature, Place, and Date of Signing:

      /s/  Meredith Hooke     Solana Beach, CA     October 28, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $146,375 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AERCAP HOLDINGS NV             SHS              N00985106     9284   875000 SH       SOLE                   875000        0        0
ANADIGICS INC                  COM              032515108     1405   500000 SH       SOLE                   500000        0        0
APPLE INC                      COM              037833100     3410    30000 SH       SOLE                    30000        0        0
ART TECHNOLOGY GROUP INC       COM              04289L107     5280  1500000 SH       SOLE                  1500000        0        0
BLOCKBUSTER INC                CL A             093679108    10160  4956000 SH       SOLE                  4956000        0        0
BLUEPHOENIX SOLUTIONS LTD      SHS              M20157109     4400  1250000 SH       SOLE                  1250000        0        0
CHESAPEAKE ENERGY CORP         COM              165167107     6455   180000 SH       SOLE                   180000        0        0
CONSOL ENERGY INC              COM              20854P109     8719   190000 SH       SOLE                   190000        0        0
CUBIC CORP                     COM              229669106     3689   150000 SH       SOLE                   150000        0        0
DHT MARITIME INC               COM              Y2065G105     3696   550000 SH       SOLE                   550000        0        0
EINSTEIN NOAH REST GROUP INC   COM              28257U104     4052   402000 SH       SOLE                   402000        0        0
ICONIX BRAND GROUP INC         COM              451055107     6540   500000 SH       SOLE                   500000        0        0
JAMES RIVER COAL CO            COM NEW          470355207     4398   200000 SH       SOLE                   200000        0        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100     2430   900000 SH       SOLE                   900000        0        0
LIVE NATION INC                COM              538034109     2847   175000 SH       SOLE                   175000        0        0
MELCO CROWN ENTMT LTD          ADR              585464100     8978  2250000 SH       SOLE                  2250000        0        0
MEMC ELECTR MATLS INC          COM              552715104     7065   250000 SH       SOLE                   250000        0        0
METROPCS COMMUNICATIONS INC    COM              591708102     8394   600000 SH       SOLE                   600000        0        0
MOSAIC CO                      COM              61945A107     6802   100000 SH       SOLE                   100000        0        0
NASDAQ OMX GROUP INC           COM              631103108     3057   100000 SH       SOLE                   100000        0        0
NOVATEL WIRELESS INC           COM NEW          66987M604     4242   700000 SH       SOLE                   700000        0        0
POWER INTEGRATIONS INC         COM              739276103     3013   125000 SH       SOLE                   125000        0        0
PROGRESSIVE GAMING INTL CORP   COM              74332S201      895   626000 SH       SOLE                   626000        0        0
QUIKSILVER INC                 COM              74838C106     1722   300000 SH       SOLE                   300000        0        0
RUTHS HOSPITALITY GROUP INC    COM              783332109    12576  3200000 SH       SOLE                  3200000        0        0
SOTHEBYS                       COM              835898107     4012   200000 SH       SOLE                   200000        0        0
TELETECH HOLDINGS INC          COM              879939106     2177   175000 SH       SOLE                   175000        0        0
TLC VISION CORP                COM              872549100     1961  2650000 SH       SOLE                  2650000        0        0
VIASAT INC                     COM              92552V100     4716   200000 SH       SOLE                   200000        0        0